UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04447

Brandywine Fund, Inc.
(Exact name of Registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807
(Name and address of agent for service)

(302) 656-3017
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JUNE 30, 2011

Item 1. Schedule of Investments.

Brandywine Fund, Inc.
Schedule of Investments
June 30, 2011
(Unaudited)

Shares or Principal Amount		Value

Common Stocks - 94.7% (a)

CONSUMER DISCRETIONARY

	Apparel Retail - 4.5%
277,300	ANN Inc.*	$7,237,530
1,588,600	Chico’s FAS Inc.	24,194,378
128,400	DSW Inc.*	6,498,324
146,000	Express Inc.	3,182,800
262,700	The Finish Line Inc.	5,621,780
1,436,300	Foot Locker Inc.	34,126,488
78,800	Zumiez Inc.*	1,967,636

	Apparel, Accessories & Luxury Goods - 0.4%
201,500	Vera Bradley Inc.*	7,697,300

	Auto Parts & Equipment - 2.4%
753,100	TRW Automotive Holdings Corp.*	44,455,493

	Broadcasting - 1.0%
254,000	Liberty Media-Starz*	19,110,960

	Cable & Satellite – 3.4%
1,663,900	Comcast Corp.	42,163,226
420,300	DIRECTV*	21,359,646

	Footwear - 2.7%
216,000	Crocs Inc.*	5,562,000
452,500	Deckers Outdoor Corp.*	39,883,350
98,400	Steven Madden Ltd.*	3,690,984

	Home Furnishing Retail - 0.4%
172,900	Pier 1 Imports Inc.*	2,000,453
165,900	Williams-Sonoma Inc.	6,053,691

	Home Furnishings - 5.1%
2,002,500	Leggett & Platt Inc.	48,820,950
665,500	Tempur-Pedic International Inc.*	45,134,210

	Housewares & Specialties - 0.9%
471,300	Jarden Corp.	16,264,563

	Motorcycle Manufacturers - 0.1%
57,200	Harley-Davidson Inc.	2,343,484

	Specialty Stores - 0.8%
113,800	GNC Acquisition Holdings Inc.*	2,481,978
283,200	Hibbett Sports Inc.*	11,529,072

	Total Consumer Discretionary	401,380,296

CONSUMER STAPLES

	Agricultural Products - 0.1%
67,600	Darling International Inc.*	1,196,520

	Total Consumer Staples	1,196,520

ENERGY

	Oil & Gas Drilling - 2.6%
1,523,800	Patterson-UTI Energy Inc.	48,167,318

	Oil & Gas Equipment & Services - 7.7%
242,300	Basic Energy Services Inc.*	7,625,181
1,585,100	Key Energy Services Inc.*	28,531,800
1,623,000	McDermott International Inc.*	32,151,630
312,800	National Oilwell Varco Inc.	24,464,088
611,200	Oil States International Inc.*	48,840,992

	Oil & Gas Exploration & Production - 3.5%
110,900	Cabot Oil & Gas Corp.	7,353,779
548,800	Energy XXI (Bermuda) Ltd.*	18,231,136
680,300	Northern Oil and Gas Inc.*	15,068,645
2,195,100	SandRidge Energy Inc.*	23,399,766

	Oil & Gas Refining & Marketing - 0.4%
108,700	HollyFrontier Corp.
	(f/k/a Holly Corp.)	7,543,780

	Total Energy	261,378,115

FINANCIALS

	Investment Banking & Brokerage - 0.1%
47,865	LPL Investment Holdings Inc.*	1,637,462

	Regional Banks - 0.2%
346,600	F.N.B. Corp.	3,587,310

	Thrifts & Mortgage Finance - 0.9%
1,244,800	First Niagara Financial Group Inc.	16,431,360

	Total Financials	21,656,132

HEALTH CARE

	Biotechnology - 1.3%
402,800	Celgene Corp.*	24,296,896

	Health Care Distributors - 2.3%
945,800	Cardinal Health Inc.	42,958,236

	Health Care Equipment - 1.0%
399,185	Masimo Corp.	11,847,811
108,700	Sirona Dental Systems Inc.*	5,771,970

	Health Care Facilities - 1.1%
756,600	HealthSouth Corp.*	19,860,750

	Health Care Services - 0.3%
81,700	Air Methods Corp.*	6,106,258

	Life Sciences Tools & Services - 2.1%
604,100	Thermo Fisher Scientific Inc.*	38,897,999

	Total Health Care	149,739,920

INDUSTRIALS

	Aerospace & Defense - 2.3%
191,100	Esterline Technologies Corp.*	14,600,040
166,400	Precision Castparts Corp.	27,397,760

	Air Freight & Logistics - 2.4%
364,900	FedEx Corp.	34,610,765
245,241	Hub Group Inc.*	9,235,776

	Building Products - 0.2%
83,700	Armstrong World Industries Inc.	3,813,372

	Construction & Farm Machinery & Heavy Trucks - 4.4%
101,800	Caterpillar Inc.	10,837,628
121,827	Joy Global Inc.	11,602,803
332,800	Titan International Inc.	8,073,728
721,000	WABCO Holdings Inc.*	49,792,260

	Electrical Components & Equipment - 0.4%
196,000	EnerSys*	6,746,320

	Industrial Machinery - 3.9%
796,900	Kennametal Inc.	33,637,149
130,600	The Middleby Corp.*	12,281,624
525,400	The Timken Co.	26,480,160

	Office Services & Supplies - 0.4%
155,800	Interface Inc.	3,017,846
183,800	Steelcase Inc.	2,093,482
134,300	SYKES Enterprises Inc.*	2,891,479

	Railroads - 3.1%
545,900	Kansas City Southern*	32,388,247
321,000	Norfolk Southern Corp.	24,052,530

	Trading Companies & Distributors - 0.1%
74,400	Beacon Roofing Supply Inc.*	1,697,808
23,400	Textainer Group Holdings Ltd.	719,316

	Trucking - 0.9%
1,088,800	Hertz Global Holdings Inc.*	17,290,144

	Total Industrials	333,260,237

INFORMATION TECHNOLOGY

	Application Software - 4.1%
808,600	ANSYS Inc.*	44,206,162
563,398	Autodesk Inc.*	21,747,163
151,531	Informatica Corp.*	8,853,956

	Communications Equipment - 4.0%
364,893	Acme Packet Inc.*	25,589,946
294,800	Calix Inc.*	6,137,736
239,400	F5 Networks Inc.*	26,393,850
268,600	Plantronics Inc.	9,811,958
133,300	Riverbed Technology Inc.*	5,277,347

	Computer Hardware - 2.2%
122,644	Apple Inc.*	41,167,911

	Computer Storage & Peripherals - 1.4%
1,614,200	Seagate Technology PLC	26,085,472

	Data Processing & Outsourced Services - 2.6%
827,990	VeriFone Systems Inc.*	36,721,357
203,300	Wright Express Corp.*	10,585,831

	Semiconductors - 4.4%
1,745,600	Atmel Corp.*	24,560,592
662,900	Cavium Inc.*	28,895,811
779,434	OmniVision Technologies Inc.*	27,132,098

	Total Information Technology	343,167,190

MATERIALS

	Commodity Chemicals - 0.4%
221,200	Kronos Worldwide Inc.	6,956,740

	Diversified Metals & Mining - 0.6%
531,300	Globe Specialty Metals Inc.	11,911,746

	Fertilizers & Agricultural Chemicals - 4.5%
128,400	Agrium Inc.	11,268,384
375,700	Monsanto Co.	27,253,278
788,200	Potash Corp. of Saskatchewan Inc.	44,919,518

	Metal & Glass Containers - 0.4%
207,300	Crown Holdings Inc.*	8,047,386

	Specialty Chemicals - 3.2%
492,900	Albemarle Corp.	34,108,680
659,700	Chemtura Corp.*	12,006,540
808,400	PolyOne Corp.	12,505,948

	Steel - 2.8%
509,500	Allegheny Technologies Inc.	32,337,965
338,600	Carpenter Technology Corp.	19,530,448

	Total Materials	220,846,633

TELECOMMUNICATION SERVICES

	Wireless Telecommunication Services - 0.7%
794,000	MetroPCS Communications Inc.*	13,664,740

	Total Telecommunication Services	13,664,740

	Total common stocks (cost $1,493,924,161)	1,746,289,783

Short-Term Investments - 2.1% (a)

	Commercial Paper - 1.9%
$34,800,000	Prudential Funding Corp.,
	due 07/01/11, discount of 0.10%	34,800,000

	Total commercial paper (cost $34,800,000)	34,800,000

	Variable Rate Demand Note – 0.2%
3,436,686	American Family Financial
	Services, 0.10%	3,436,686
	Total variable rate demand note (cost $3,436,686)	3,436,686

	Total short-term investments (cost $38,236,686)	38,236,686

	Total investments – 96.8% (cost $1,532,160,847)	1,784,526,469
	Other assets less
	liabilities - 3.2%(a)	59,841,637

	TOTAL NET ASSETS - 100.0%	$1,844,368,106

*	Non-dividend paying security.
(a)	Percentages for various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments	$1,532,160,847
Gross unrealized appreciation	280,569,878
Gross unrealized depreciation	(28,204,256)
Net unrealized appreciation	$252,365,622

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$1,746,289,783

Level 2 – Short-Term Commercial Paper	34,800,000
Variable Rate Demand Note	3,436,686
Total Level 2	38,236,686
Level 3 -	---
Total	$1,784,526,469

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2011.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   Brandywine Fund, Inc.

     By (Signature and Title)     /s/William F. D’Alonzo
William F. D’Alonzo, President

     Date   August 16, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/William F. D’Alonzo
William F. D’Alonzo, President

     Date   August 16, 2011

     By (Signature and Title)     /s/Lynda J. Campbell
Lynda J. Campbell, Treasurer

     Date   August 16, 2011